Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current financial debt
Current portion (less than one year)	$ (3,774)	$ (3,451)	$ (7,244)
Non-current financial debt and related financial instruments	41,228	38,083	42,533
USLIBOR
Non-current financial debt
Fair value after hedging		8,290
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	9,755	7,051	8,958
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	23,446	22,839	26,159
Principal financing entities | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Current portion (less than one year)	(1,648)	(2,118)	(3,890)
Non-current financial debt and related financial instruments	8,862	6,172	8,258
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	6,332	3,542	5,042
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	2,636	3,209	5,574
Principal financing entities | Variable rate bonds or bonds after fair value hedge, other
Non-current financial debt
Fair value after hedging	1,542	1,539	1,532
Principal financing entities | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Current portion (less than one year)	(1,909)	(3,175)	(500)
Non-current financial debt and related financial instruments	23,430	22,828	26,157
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	13,768	15,448	15,628
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	10,523	8,301	8,783
Principal financing entities | Bond after cash flow hedge or fixed rate bond, other
Non-current financial debt
Fair value after hedging	$ 1,048	2,254	2,246
TotalEnergies Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
Other consolidated subsidiaries | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 893	879	700
Other consolidated subsidiaries | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 16	$ 11	$ 2